Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	3 years 1 month 13 days	3 years 1 month 2 days
Machinery And Facilities [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	7 years 7 months 24 days	7 years 10 months 13 days
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 9 months 29 days	10 years 29 days
I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	21 years 25 days	21 years 7 months 13 days
Lab Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 6 months 7 days	9 years 6 months 3 days
Security Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 9 months 14 days	9 years 9 months 18 days
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	19 years 1 month 13 days	18 years 9 months 21 days
Other [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	18 years 3 months 14 days	16 years 4 months 9 days